Investments in Associates and Joint Ventures - Summary of Expected Credit Losses of Financial Assets (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2018 PHP (₱)
Disclosure Of Joint Ventures [Line Items]
Balance as at beginning of the year	₱ 14,723
Balance at end of the year	16,739
Metro Pacific Investments Corporation [Member]
Disclosure Of Joint Ventures [Line Items]
Balance as at beginning of the year	4
Financial assets derecognized during the year	(2)
Balance at end of the year	2
Metro Pacific Investments Corporation [Member] | Stage 1 [Member] | 12-Month ECL [Member]
Disclosure Of Joint Ventures [Line Items]
Balance as at beginning of the year	4
Financial assets derecognized during the year	(2)
Balance at end of the year	₱ 2